Share-based Compensation - Summarizes Outstanding Simple and Performance Warrants (Details)	10 Months Ended	12 Months Ended
	Dec. 31, 2018 shares $ / shares	Dec. 31, 2019 shares $ / shares	Feb. 28, 2018 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding			8,125,334
Weighted average exercise price, Warrants outstanding | $ / shares			$ 1.39
Number of warrants, Warrants exercisable			3,432,000
Weighted average exercise price, Warrants exercisable | $ / shares			$ 0.63
Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding	6,129,866	9,815,000	2,904,000
Weighted average exercise price, Warrants outstanding | $ / shares	$ 1.80	$ 4.01	$ 0.82
Weighted average contractual life, Warrants outstanding (years)	6 years 7 months 17 days	5 years 7 months 9 days	5 years 8 months 15 days
Number of warrants, Warrants exercisable	2,173,331	5,132,600	350,400
Weighted average exercise price, Warrants exercisable | $ / shares	$ 1.28	$ 1.29	$ 0.63
Weighted average contractual life, Warrants exercisable (years)	5 years 6 months 29 days	6 years	5 years 3 months 3 days
Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding	7,094,822	5,798,822	8,125,334
Weighted average exercise price, Warrants outstanding | $ / shares	$ 2.04	$ 2.66	$ 1.39
Number of warrants, Warrants exercisable	2,044,690	4,456,422
Weighted average exercise price, Warrants exercisable | $ / shares	$ 0.78	$ 1.02
$0.63 - $0.94 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding	3,629,866	4,019,000
Weighted average exercise price, Warrants outstanding | $ / shares	$ 0.73	$ 0.68
Weighted average contractual life, Warrants outstanding (years)	5 years 5 months 15 days	5 years 7 months 13 days
Number of warrants, Warrants exercisable	1,765,331	3,635,000
Weighted average exercise price, Warrants exercisable | $ / shares	$ 0.73	$ 0.68
Weighted average contractual life, Warrants exercisable (years)	5 years 5 months 15 days	5 years 7 months 9 days
$0.63 - $0.94 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding		3,700,690
Weighted average exercise price, Warrants outstanding | $ / shares		$ 0.64
Number of warrants, Warrants exercisable		3,546,022
Weighted average exercise price, Warrants exercisable | $ / shares		$ 0.64
$1.25 - $1.88 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding	880,000	560,000
Weighted average exercise price, Warrants outstanding | $ / shares	$ 1.52	$ 1.50
Weighted average contractual life, Warrants outstanding (years)	11 years 3 months	10 years 2 months 4 days
Number of warrants, Warrants exercisable		560,000
Weighted average exercise price, Warrants exercisable | $ / shares		$ 1.50
Weighted average contractual life, Warrants exercisable (years)		10 years 2 months 4 days
$1.25 - $1.88 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding		646,933
Weighted average exercise price, Warrants outstanding | $ / shares		$ 1.52
Number of warrants, Warrants exercisable		381,334
Weighted average exercise price, Warrants exercisable | $ / shares		$ 1.48
$2.97 - $4.53 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding	1,331,200	1,232,000
Weighted average exercise price, Warrants outstanding | $ / shares	$ 3.24	$ 3.18
Weighted average contractual life, Warrants outstanding (years)	6 years 9 months 10 days	5 years 7 months 13 days
Number of warrants, Warrants exercisable	328,000	848,000
Weighted average exercise price, Warrants exercisable | $ / shares	$ 2.97	$ 3.10
Weighted average contractual life, Warrants exercisable (years)	6 years 7 months 2 days	4 years 11 months 12 days
$2.97 - $4.53 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding		788,000
Weighted average exercise price, Warrants outstanding | $ / shares		$ 3.09
Number of warrants, Warrants exercisable		490,666
Weighted average exercise price, Warrants exercisable | $ / shares		$ 3.08
$6.25 - $9.38 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding	190,400	3,462,400
Weighted average exercise price, Warrants outstanding | $ / shares	$ 7.16	$ 6.37
Weighted average contractual life, Warrants outstanding (years)	5 years 2 months 12 days	4 years 6 months
Number of warrants, Warrants exercisable	80,000	80,000
Weighted average exercise price, Warrants exercisable | $ / shares	$ 6.25	$ 6.25
Weighted average contractual life, Warrants exercisable (years)	4 years	4 years 5 months 8 days
$6.25 - $9.38 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding		362,933
Weighted average exercise price, Warrants outstanding | $ / shares		$ 6.97
Number of warrants, Warrants exercisable		38,400
Weighted average exercise price, Warrants exercisable | $ / shares		$ 6.25
$12.50 - $37.50 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding		541,600
Weighted average exercise price, Warrants outstanding | $ / shares		$ 18.08
Weighted average contractual life, Warrants outstanding (years)		7 years 10 months 13 days
Number of warrants, Warrants exercisable		9,600
Weighted average exercise price, Warrants exercisable | $ / shares		$ 21.88
Weighted average contractual life, Warrants exercisable (years)		9 years 18 days
$12.50 - $37.50 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding		300,266
Weighted average exercise price, Warrants outstanding | $ / shares		$ 23.72
$12.50 - $15.63 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding	98,400
Weighted average exercise price, Warrants outstanding | $ / shares	$ 13.87
Weighted average contractual life, Warrants outstanding (years)	9 years 5 months 15 days
$0.63 - $1.25 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding	4,053,222
Weighted average exercise price, Warrants outstanding | $ / shares	$ 0.68
Number of warrants, Warrants exercisable	1,924,690
Weighted average exercise price, Warrants exercisable | $ / shares	$ 0.64
$1.56 - $3.13 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding	1,221,600
Weighted average exercise price, Warrants outstanding | $ / shares	$ 2.50
Number of warrants, Warrants exercisable	120,000
Weighted average exercise price, Warrants exercisable | $ / shares	$ 2.97
$3.75 - $5.00 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding	1,640,000
Weighted average exercise price, Warrants outstanding | $ / shares	$ 4.36
$6.25 - $21.88 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding	180,000
Weighted average exercise price, Warrants outstanding | $ / shares	$ 8.33
$0.63 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding			2,096,000
Weighted average contractual life, Warrants outstanding (years)			5 years 3 months 3 days
Number of warrants, Warrants exercisable			350,400
Weighted average contractual life, Warrants exercisable (years)			5 years 3 months 3 days
$0.94 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding			696,000
Weighted average contractual life, Warrants outstanding (years)			6 years 9 months 14 days
$1.25 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding			112,000
Weighted average contractual life, Warrants outstanding (years)			7 years 6 months 3 days
$0.63 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding			5,853,333
Number of warrants, Warrants exercisable			3,432,000
$0.94 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding			210,667
$1.25 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding			210,667
$1.56 - $1.88 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding			250,667
$3.75 - $5.00 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding			1,600,000